CONTRACT ASSETS - NET	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS - NET
CONTRACT ASSETS - NET

7.    CONTRACT ASSETS - NET

The breakdown of contract assets is as follows:

	2021	2022
Contract assets	2,588	2,610
Allowance for expected credit losses	(115)	(119)
Net	2,473	2,491
Current portion	(2,330)	(2,457)
Non-current portion	143	34

Management believes that the allowance for expected credit losses of contract assets is adequate to cover losses on uncollectible contract assets.

Refer to Note 31 for details of related party transactions.